Financial Instruments - Derivatives financial risks (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	€ 2,108	€ 7,547
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	12,355	8,111
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	137	4,048
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 10,384	€ 4,612